SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 10:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses:

	Year ended December 31,
	2025	2024	2023
Subcontractors and consultants	$388	$793	$1,001
Payroll and related expenses	545	543	699
Share-based compensation expense	16	80	73
Clinical trials expenses	163	10,289	4,262
Other expenses	24	-	-
	$1,136	$11,705	$6,035

b.	General and administrative expenses:

	Year ended December 31,
	2025	2024	2023
Professional services	$1,488	$1,390	$1,209
Payroll and related expenses	689	815	877
D&O insurance	168	263	394
Rent and office maintenance	180	146	191
Share-based compensation expense	431	230	731
Other expenses	55	124	147
	$3,011	$2,968	$3,549

c.	Other financial income (expenses), net:

	Year ended December 31,
	2025	2024	2023
Interest income	120	101	406
Issuance expenses		-	(368)
Bank fees	(10)	(14)	(16)
Loss from Inducement offer letter agreement (Note 7c)	-	-	(1,502)
Change in fair value of derivative warrant liability (Note7c)	-	-	1,726
Exchange rate differences	$(2)	6	$2
Total other financial income, net	$108	93	$248